Inventories and Supplies - Summary of Cost of Inventories and Supplies Recognized as Expense (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Cost of sales	₱ 11,287	₱ 7,375	₱ 8,882
Repairs and maintenance	986	850	613
Inventories and supplies (Note 18)	414	847	934
Selling and promotions	4	9	3
Inventories and supplies recognized as expense	₱ 12,691	₱ 9,081	₱ 10,432